UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21321
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Pioneer Municipal High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2011 to June 30, 2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., President

Date  August 20, 2012
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===================== Pioneer Municipal High Income Trust ======================

DELTA AIR LINES, INC.

Ticker:       DAL            Security ID:  247361702
Meeting Date: JUN 15, 2012   Meeting Type: Annual
Record Date:  APR 20, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Richard H. Anderson      For       For          Management
2     Elect Director Edward H. Bastian        For       For          Management
3     Elect Director Roy J. Bostock           For       For          Management
4     Elect Director John S. Brinzo           For       For          Management
5     Elect Director Daniel A. Carp           For       For          Management
6     Elect Director David G. DeWalt          For       For          Management
7     Elect Director Mickey P. Foret          For       For          Management
8     Elect Director Shirley C. Franklin      For       For          Management
9     Elect Director David R. Goode           For       For          Management
10    Elect Director Paula Rosput Reynolds    For       For          Management
11    Elect Director Kenneth C. Rogers        For       For          Management
12    Elect Director Kenneth B. Woodrow       For       For          Management
13    Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
14    Amend Omnibus Stock Plan                For       For          Management
15    Ratify Auditors                         For       For          Management

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LANGHORNE MANOR BORO PA HIGHERED & HEALTH AUTH REV

Ticker:                      Security ID:  515741BX3
Meeting Date: NOV 10, 2011   Meeting Type: Written Consent
Record Date:  SEP 14, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management

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MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV

Ticker:                      Security ID:  57586CZ99
Meeting Date: NOV 02, 2011   Meeting Type: Written Consent
Record Date:  OCT 03, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management

========== END NPX REPORT